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Aberdeen Tax-Free Income Fund
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Supplement [Text Block]	ck0001413594_SupplementTextBlock

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund
(the "Fund")

Supplement dated December 21, 2018 to the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information, each dated February 28, 2018, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
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On December 12, 2018, the Board of Trustees of Aberdeen Funds (the "Trust") approved a change in the name of the Fund to the Aberdeen Intermediate Municipal Income Fund and approved a change in the principal investment strategies of the Fund, such changes to take effect on or about February 28, 2019 (the "Effective Date"). In connection with these aforementioned changes, Jonathan Mondillo and Mark Taylor will join Edward Grant and Lesya Paisley as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund

Pursuant to the Fund's revised principal investment strategies, under normal market circumstances, the Fund will maintain an investment portfolio with a weighted average effective duration of 4 - 7 years. The current weighted average effective duration of the Fund's portfolio is within this range. As a result, the Fund's portfolio management team does not currently anticipate any significant portfolio rebalancing in connection with the new duration policy.

Under the Fund's revised principal investment strategies, the Fund's investment adviser expects to increase or decrease the portfolio's effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.

Shareholders will receive an updated summary prospectus for the Aberdeen Intermediate Municipal Income Fund following the Effective Date.

Please retain this Supplement for future reference.